Principal Accounting Policies - Schedule of Finite Lived Intangible Assets Useful Lives (Details)	Mar. 31, 2026
Trademark [Member]
Schedule of Finite Lived Intangible Assets Useful Lives [Line Items]
Estimated useful lives of intangible assets	10 years
Dealership [Member]
Schedule of Finite Lived Intangible Assets Useful Lives [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Schedule of Finite Lived Intangible Assets Useful Lives [Line Items]
Estimated useful lives of intangible assets	4 years 6 months